Subsequent Events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Events
NOTE 28. SUBSEQUENT EVENTS
During the period from January 1 to May 6, 2020, the following subsequent events have occurred.

A.	Decline in international crude oil prices
On March 6, 2020, The Organization of the Petroleum Exporting Countries (“OPEC”), led by Saudi Arabia, Russia and other group of petroleum producers, did not come to an agreement to reduce crude oil production in order to support crude oil prices, which resulted in a significant drop in global crude oil prices.
On March 11, 2020, the World Health Organization declared the
Covid-19
outbreak a pandemic. Governments across the world have instituted measures to address the pandemic, including mandatory quarantines, social distancing guidelines, travel restrictions and declaration of health emergencies. The effects of the
Covid-19
virus have led to a worldwide economic slowdown, and as a result there has been a decrease in global demand for crude oil and derivatives.
On April 12, 2020, OPEC and other non-OPEC oil exporting countries, including, among others, Mexico and Russia, reached an agreement to reduce world crude oil supply. Pursuant to this agreement, these countries, which are known as OPEC+, agreed to reduce their overall crude oil production by 9.7 million barrels per day from May 1, 2020 through June 30, 2020, by 7.7 million barrels per day from July 1, 2020 through December 31, 2020 and by 5.8 million barrels per day from January 1, 2021 through April 30, 2022. In particular, Mexico has agreed to reduce its crude oil production by 100,000 barrels per day for a period of two months beginning on May 1, 2020.
PEMEX prepared its budget for 2020 based on a Mexican crude oil basket price of U.S. $49.00 per barrel and contracted financial derivative instruments to hedge PEMEX’s risk exposure to declines in the price of Mexican crude oil price, when it falls below the average price of U.S. $49.00, up to a floor of U.S. $44.00 per barrel.
Taking into consideration the conditions described above, PEMEX’s budget deficit may increase for the year 2020. PEMEX is taking certain actions to face this deficit, such as reducing its capital expenditures by Ps. 40,500,000, decreasing operating expenses that do not hazard its operating capabilities by Ps. 5,000,000, decreasing non-strategic projects and focusing instead on more profitable ones, as well as the implementation and development of alternative financing mechanisms that do not constitute public debt.
On April 21, 2020, the Mexican Government granted through a President’s decree a tax benefit for PEMEX equal to Ps. 65,000,000 for 2020, consistent on a fiscal credit applicable to the DUC up to such amount.

B.	Decrease in the demand of petroleum products
As a result of the
Covid-19
pandemic, on March 24, 2020 the Mexican Government, through the
Secretaría de Salud
(Mexican Ministry of Health), implemented actions to protect against
Covid-19.
Some of these actions consist of, among others, issuing directives to avoid places of work, crowded areas, public places or unnecessary social activities during this time. These preventative measures have caused a decrease in demand of certain goods and services, including petroleum products. As of the date of issuance of these financial statements, PEMEX cannot predict what effect these measures will have on PEMEX’s operations or financial position.

As a result of the worldwide economic slowdown and, in particular, the decrease in fuel demand, PEMEX estimates a 34% decrease in its domestic sales of petroleum products in the period from January 1 to April 28, 2020.

C.	Depreciation of Mexican peso against U.S. dollar
As a consequence of the economic situation described above, beginning in March 2020, the Mexican peso has experienced a significant depreciation with respect to the U.S. dollar. As of May 6, 2020, the Mexican
peso-U.S.
dollar exchange rate was Ps. 24.3812 per U.S. dollar, which represents a 29.4% depreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of December 31, 2019, which was Ps. 18.8452 per U.S. dollar.
A substantial portion of PEMEX’s indebtedness is denominated in foreign currencies. PEMEX estimates a foreign currency exchange rate loss of Ps. 550,526,000 for the period from January 1, to May 6, 2020, of which 95% relates to unrealized exchange loss, which is a non-cash item and 5% relates to realized exchange loss, since PEMEX’s debt profile is mostly long-term. This exchange rate loss is partially offset by Ps. 75,000,000 in revenue from PEMEX’s currency swaps which hedge variations between U.S. dollars and other currencies.

D.	Impairment of assets
PEMEX estimates that factors described above may impact impairment and/or reversal of long-lived assets during and at year end 2020, upon the behavior of the markets and the several economic and financial variables. A long period of low crude oil prices may greatly impact PEMEX´s impairment of long-lived assets, depending on changes in the remaining assumptions and economic and financial conditions.

E.	Inventories
Reduction in hydrocarbon prices has had a 35% decrease in the value of PEMEX´s inventories as of March 31, 2020, as compared to book value as of December 31, 2019.

F.	Ratings agencies’ downgrade of PEMEX’s credit rating
On March 26, 2020, Standard & Poor’s (“S&P”) downgraded PEMEX’s credit ratings for foreign currency long term issues and for local currency long term issues from BBB+ and
A-
to BBB and BBB+, respectively, maintaining a negative credit outlook on global scale. This ratings action followed a similar ratings action taken by S&P in relation to the United Mexican States.
In accordance with S&P ratings, BBB+ and BBB are still considered investment grade ratings; however, a decrease of the rating to BB+ would indicate a speculative rating.
On April 1, 2020, HR Ratings affirmed PEMEX’s local credit rating at HR AAA with a stable outlook and downgraded PEMEX’s global credit ratings to HR BBB+(G) with a negative outlook. This ratings action followed a similar ratings action taken by S&P in relation to the United Mexican States.
On April 3, 2020, Fitch Ratings downgraded PEMEX’s ratings of its bonds from BB+ to BB with a negative outlook amid fears that PEMEX’s stand-alone credit profile may deteriorate further due to low oil prices. The downgrade reflects PEMEX’s limited flexibility to navigate the downturn in the oil and gas industry, given PEMEX’s elevated tax burden, high leverage, rising per barrel lifting costs and high investment needs to maintain production and replenish reserves.
On April 17, 2020, Fitch Ratings further downgraded PEMEX’s international foreign and local currency long-term ratings from BB to
BB-,
as a consequence of the downgrades of the Mexican Government ratings. Fitch Ratings also revised the outlook from negative to stable. The downgrade of PEMEX’s credit rating reflects the direct link to the credit rating of the sovereign United Mexican States, in accordance with Fitch Rating´s methodology,

On April 17, 2020, Moody’s downgraded PEMEX’s credit ratings from Baa3 to Ba2, maintaining a negative credit outlook, citing PEMEX’s higher liquidity and business risk. This ratings action followed a similar ratings action taken by Moddy’s in relation to the United Mexican States.
According to Fitch and Moody’s credit rating scales, the
BB-
and Ba2 ratings, respectively are considered
non-investment
grade. Therefore, PEMEX’s debt instruments are considered speculative, pursuant to these credit rating scales.
On April 21, 2020, Moody’s downgraded PEMEX’s senior unsecured credit ratings of its outstanding notes, as well as credit ratings based on Petróleos Mexicanos’ guarantee to A2.mx/Ba2 from Aa3.mx/Baa3. Moody’s also downgraded Petróleos Mexicanos´ short-term local scale rating to
MX-2
from
MX-1.
This rating action followed a similar ratings action taken by Moody’s Investors Services of withdrawing Petróleos Mexicanos investor rating from Baa3 and assigning it a corporate family rating of Ba2 and maintaining negative credit outlook.
The rapid and growing spread of the
Covid-19
virus, combined with the impairment of world economic outlook, the drop in crude oil prices and the decrease in asset prices is creating a severe and extensive credit crisis in several sectors, regions and markets. The effect on credit is without any precedent. The oil and gas sector has been one of the most affected sectors, due to its sensitivity to demand and consumers´ confidence.
These downgrades in PEMEX’s ratings could hinder or make PEMEX’s access to financial markets more difficult.

G.	Recent financing activities
During the period from January 1 to May 6, 2020, Petróleos Mexicanos participated in the following activities:

•	On January 21, 2020 Petróleos Mexicanos increased its Medium-Term Notes Program from U.S. $102,000,000 to U.S. $112,000,000.

•
On January 30, 2020, Petróleos Mexicanos issued U.S. $ 5,000,000 of debt securities under its U.S. $112,000,000 Medium-Term Notes Program, Series C, in two tranches: (1) U.S. $2,500,000 5.950% Notes due 2031, (2) U.S. $2,500,000 6.950% Notes due 2060. All debt securities under this program are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.

•	On January 30, 2020, Petróleos Mexicanos repurchased a total of U.S. $61,922 notes due 2020.

•	On February 6, 2020, Petróleos Mexicanos consummated the early settlement of its waterfall exchange offer pursuant to which it exchanged:
A) a total of U.S. $1,252,303 of notes and bonds with maturity dates between 2021 and 2026 as follows:
(1) U.S. $264,752 aggregate principal amount of its outstanding 5.500% Notes due 2021,
(2) U.S. $171,662 aggregate principal amount of its outstanding 6.375% Bonds due 2021,
(3) U.S. $148,535 aggregate principal amount of its outstanding 4.875% Notes due 2022, U.S. $63,854 aggregate principal amount of its outstanding Floating Rate Notes due 2022,
(4) U.S. $157,487 aggregate principal amount of its outstanding 5.375% Notes due 2022,
(5) U.S. $216,727 aggregate principal amount of its outstanding 3.500% Notes due 2023,
(6) U.S. $117,333 aggregate principal amount of its outstanding 4.625% Notes due 2023 and
(7) U.S. $111,953 aggregate principal amount of its outstanding 4.500 % Notes due 2026, for U.S. $1,300,000 aggregate principal amount of its new 5.950% Notes due 2031,

B) a total of U.S. $1,374,426 of notes and bonds with maturity dates between 2044 and 2048 as follows:

(8) U.S. $179,332 aggregate principal amount of its outstanding 5.500% Notes due 2044
(9) U.S. $750,969 aggregate principal amount of its outstanding 5.625% Bonds due 2046 an
d
10) U.S. $444,125 aggregate principal amount of its outstanding 6.350% Notes due 2048, for U.S. $1,300,000 aggregate principal amount of its new 6.950% Bonds due 2060.
The 5.950% Notes due 2031 and 6.950% Bonds due 2060 are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees and represent reopenings of the 5.950% Notes due 2031 and 6.950% Bonds due 2060, respectively, originally issued on January 29, 2020.

Between January 1 to May 6, 2020, PMI HHS obtained U.S. $7,762,000 and repaid U.S. $8,953,000 in financing from its revolving credit lines. As of January 1, 2020, the outstanding amount was U.S. $1,556,000. As of May 6, 2020, the outstanding amount under these revolving credit lines was U.S. $365,000.
As of May 6, 2020, Petróleos Mexicanos had U.S. $7,450,000 and Ps. 37,000,000 in available revolving credit lines in order to ensure liquidity, with U.S. $5,800,000 and Ps. 0 remaining available.

H.	Government contributions to PEMEX
The Federal Budget for 2020, considers an equity contribution for Ps. 46,256,000 that the Mexican Government would make to PEMEX through the Ministry of Energy.
On April 2, 2020, Petróleos Mexicanos received in advance the payment of the promissory Note No. 4, which was issued by the Mexican Government and matured on March 31, 2020 in the amount of Ps. 4,983,670.
Between January 1, and May 6, 2020, PEMEX received a payment of Ps. 16,063,000, corresponding to this contribution.

I.	Exchange rates and crude oil prices
As of May 6, 2020, the Mexican
peso-U.S.
dollar exchange rate was Ps. 24.3812 per U.S. dollar, which represents a 29.4% depreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of December 31, 2019, which was Ps. 18.8452 per U.S. dollar.
As of May 6, 2020, the weighted average price of the crude oil exported by PEMEX was U.S. $21.10 per barrel. This represents a price decrease of approximately 63.4% as compared to the average price as of December 31, 2019, which was U.S. $57.68 per barrel.